Schedule II Genworth Financial, Inc. (Parent Company Only) (Balance Sheets) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Mar. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Investments:
Investments in subsidiaries	$ 0		$ 0				$ 0
Fixed maturity securities available-for-sale, at fair value	61,082		62,161				58,295
Other invested assets	2,982		3,493				4,819
Total investments	72,749		74,379				71,902
Cash and cash equivalents	3,797		3,632		4,152		4,443		3,094
Deferred tax asset			2,715				2,652
Other assets	706		710				906
Total assets	112,075		113,312				112,187
Liabilities:
Other liabilities	5,028		5,239				6,301
Borrowings from subsidiaries	0		0				0
Long-term borrowings	4,766		4,776				4,726
Total liabilities	94,566		95,531				96,055
Commitments and contingencies
Stockholders' equity:
Class A common stock	1		1				1
Additional paid-in capital	12,131		12,127				12,136
Net unrealized investment gains (losses):
Net unrealized gains (losses) on securities not other-than-temporarily impaired	2,471		2,692				1,617
Net unrealized gains (losses) on other-than-temporarily impaired securities	(28)		(54)				(132)
Net unrealized investment gains (losses)	2,443	[1]	2,638	[1]	1,327	[1]	1,485	[1]	(80)	(1,405)
Derivatives qualifying as hedges	1,799	[2]	1,909	[2]	1,680	[2]	2,009	[2]	924	802
Foreign currency translation and other adjustments	582		655				553
Total accumulated other comprehensive income (loss)	4,824		5,202		3,656		4,047
Retained earnings	1,966		1,863				1,538
Treasury stock, at cost	(2,700)		(2,700)				(2,700)
Total Genworth Financial, Inc.'s stockholders' equity	16,222		16,493				15,022
Total liabilities and stockholders' equity	112,075		113,312				112,187
Parent Company
Investments:
Investments in subsidiaries			19,444				18,265
Fixed maturity securities available-for-sale, at fair value			151				11
Other invested assets			5				64
Total investments			19,600				18,340
Cash and cash equivalents			843				907		813	1,298
Deferred tax asset			736				465
Tax receivable from subsidiaries			263				330
Other assets			308				266
Total assets			21,750				20,308
Liabilities:
Tax payable to our former parent company			279				310
Other liabilities			575				611
Borrowings from subsidiaries			200				200
Long-term borrowings			4,203				4,165
Total liabilities			5,257				5,286
Commitments and contingencies
Stockholders' equity:
Class A common stock			1				1
Additional paid-in capital			12,127				12,136
Net unrealized investment gains (losses):
Net unrealized gains (losses) on securities not other-than-temporarily impaired			2,692				1,617
Net unrealized gains (losses) on other-than-temporarily impaired securities			(54)				(132)
Net unrealized investment gains (losses)			2,638				1,485
Derivatives qualifying as hedges			1,909				2,009
Foreign currency translation and other adjustments			655				553
Total accumulated other comprehensive income (loss)			5,202				4,047
Retained earnings			1,863				1,538
Treasury stock, at cost			(2,700)				(2,700)
Total Genworth Financial, Inc.'s stockholders' equity			16,493				15,022
Total liabilities and stockholders' equity			$ 21,750				$ 20,308

[1]	Net of adjustments to deferred acquisition costs, present value of future profits, sales inducements and benefit reserves. See note 4 for additional information.
[2]	See note 5 for additional information.